Fair Value Measurements (Fair value of the Level 3 financial assets) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 14
Unrealized gains included in regulatory assets or liabilities	88
Total realized and unrealized gains (losses) included in non-regulated operating revenues	2
Ending Balance	104
Physical natural gas purchases and sales
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Unrealized gains included in regulatory assets or liabilities	88
Ending Balance	88
Power
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2
Unrealized gains included in regulatory assets or liabilities	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	2
Ending Balance	4
Natural gas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	12
Unrealized gains included in regulatory assets or liabilities	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Ending Balance	$ 12